Equity-Based Compensation (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2018	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2024	Jul. 01, 2023	Jul. 01, 2022	Jul. 01, 2021	Aug. 03, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stockholders' Equity, Reverse Stock Split										one year (39,266 options post reverse split).	(27,028 options post reverse split)
Share-Based Payment Arrangement, Noncash Expense		$ 80,000	$ 50,000	$ 490,000	$ 182,000	$ 243,000	$ 954,000
Share-Based Payment Arrangement, Expense				490,000	182,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				250,000
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 53,400	$ 35,000	$ 53,400	$ 35,000
Two Thousand Eighteen Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stockholders' Equity, Reverse Stock Split	44:1 reverse stock split
Common Stock, Capital Shares Reserved for Future Issuance	230,390	5,167,160		5,167,160								1,142,733	968,389	960,976	956,660	685,012
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	10 years
Two Thousand Eighteen Equity Incentive Plan [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						400,000	850,000	613,512	1,025,000	1,727,756	1,189,284
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.47				$ 9.68	$ 9.68
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period						10 years	10 years	10 years	10 years	10 years	10 years
Two Thousand Eighteen Equity Incentive Plan [Member] | Officer [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.31	$ 1.11	$ 2.77
Two Thousand Eighteen Equity Incentive Plan [Member] | Officer [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.71	$ 1.71	$ 3.07
Restated Two Thousand Eighteen Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	250,000